Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net (loss) income	$ (386,721)	$ (166,635)	$ 209,777
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities	(4,357)	2,333	5,837
Realized gain on marketable securities	(3,372)	(1,097)
Pension adjustments, net of taxes	(5,402)	(7,245)	13,044
Unrealized gain (loss) on qualifying cash flow hedging instruments	2,019	(3,559)	45,994
Realized (gain) loss on qualifying cash flow hedging instruments	(5,566)	3,040	24,647
Other comprehensive (loss) income	(16,678)	(6,528)	89,522
Comprehensive (loss) income	(403,399)	(173,163)	299,299
Less: Comprehensive loss (income) attributable to non-controlling interests	18,751	(100,761)	(90,360)
Comprehensive (loss) income attributable to stockholders of Teekay Corporation	$ (384,648)	$ (273,924)	$ 208,939